Property, equipment and software, net (Tables)	12 Months Ended
Dec. 31, 2016
Property, equipment and software, net
Schedule of property, equipment and software, net

	As of December 31,
	2015	2016
	RMB	RMB
Electronic equipment	3,089,415	4,422,833
Office equipment	202,422	266,411
Vehicles	843,922	1,091,556
Logistic and warehouse equipment	1,105,245	1,578,653
Leasehold improvement	306,352	496,887
Software	149,590	196,713
Building and building improvement	2,526,948	3,069,651

Total	8,223,894	11,122,704
Less: Accumulated depreciation	(1,990,788)	(3,725,675)

Net book value	6,233,106	7,397,029